REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2020
REDEEMABLE CONVERTIBLE PREFERRED SHARES
REDEEMABLE CONVERTIBLE PREFERRED SHARES

15. REDEEMABLE CONVERTIBLE PREFERRED SHARES

On March 5, 2015, the Company issued convertible loan of US$3.9 million to GGV Capital V L.P., GGV Capital V Entrepreneurs Fund L.P., IDG China Venture Capital Fund IV L.P., and IDG China IV Investors L.P. in aggregate (the ”2015 Convertible Loan”), which carried nil interest and was due by September 5, 2015. On May 27, 2015, the Company issued 16,666,667 Series A-1 Preferred Shares at US$1.20 per share, of which 3,250,000 Series A-1 Preferred Shares were issued upon conversion the 2015 Convertible Loan. The total proceeds from the issuance of Series A-1 Preferred Shares was US$16,100,000 (equivalent to RMB101,208,371).

On May 27, 2015, the Company issued 3,608,247 Series A-2 redeemable convertible preferred shares (“Series A-2 Preferred Shares”) at US$1.66 per share. The total proceeds from the issuance of Series A-2 Preferred Shares was US$6,000,000 (equivalent to RMB36,720,422).

On January 29, 2016, the Company issued 5,003,436 Series A-3 Preferred Shares at US$2.08 per share. The total proceeds from the issuance of Series A-3 Preferred Shares was US$10,400,000 (equivalent to RMB67,883,227).

On March 26, 2018, the holders of 2016 Convertible Loan converted the entire outstanding principal of the 2016 Convertible Loan of US$16,827,000 to 10,119,329 Series A-3 Preferred Shares at the conversion price of US$1.66 per share. The carrying amount of 2016 Convertible Loan of RMB181,112,874 as of March 26, 2018 was recorded as the initial amount reported in Series A-3 Preferred Shares.

On March 26, 2018, the Company issued 5,137,859 Series B redeemable convertible preferred shares (“Series B Preferred Shares”) at the price of US$4.96 per share to Plum Angel Investment Co., Ltd., GGV Capital V L.P., GGV Capital V Entrepreneurs Fund L.P., GGV Capital Select L.P., Phoenix Wealth Investment (Holdings) Limited, Future Capital Discovery Fund I, L.P., IDG China Venture Capital Fund IV L.P. and IDG China IV Investors L.P. in aggregate. The total proceeds from the issuance of Series B Preferred Shares was US$25,500,000 (equivalent to RMB161,392,196).

The Company classified Series A-1 Preferred Shares, Series A-2 Preferred Shares, Series A-3 Preferred Shares (collectively “Series A Preferred Shares”), and Series B Preferred Shares as mezzanine equity in the consolidated balance sheets since they were contingently redeemable at the option of the holders after a specified time period.

The Company evaluated the embedded conversion option in the Series A Preferred Shares and Series B Preferred Shares to determine if the embedded conversion option require bifurcation and accounting for as a derivative. The Company concluded the embedded conversion option did not need to be bifurcated pursuant to ASC 815 Derivatives and Hedging. The Company also determined that there was no beneficial conversion feature attributable to the Series A Preferred Shares and Series B Preferred Shares because the initial effective conversion prices of these shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm. The Company also determined there was no other embedded features to be separated from Series A Preferred Shares or Series B Preferred Shares.

The rights, preferences and privileges of the redeemable convertible preferred shares were as follows:

Redemption Rights

The redemption date of Series A Preferred Shares was at any time:

(i)	after the fifth-year anniversary of May 27, 2015, subject to the applicable laws of the Cayman Islands; or
(ii)	any holder of any other class of shares elects to exercise its redemption right.

The redemption date of Series B Preferred Shares was at any time:

(i)	after the fifth-year anniversary of March 26, 2018, subject to the applicable laws of the Cayman Islands; or
(ii)	any holder of any other class of shares elects to exercise its redemption right.

The Company should redeem, up to all of the outstanding Series A Preferred Shares and Series B Preferred Shares out of funds legally available therefor including capital in accordance with the agreement, provided, however, that no Series A redemption price should be paid until the Series B redemption price with respect to the Series B Preferred Shares requested to be redeemed was paid.

The redemption price for Series A Preferred Shares or Series B Preferred Shares, should be the sum of their issue price, all accrued dividends, and any declared but unpaid dividends thereon up to the date of redemption.

Conversion Rights

Each redeemable convertible preferred share was convertible, at the option of the holder, at any time after the issuance date according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and certain other events. Each redeemable convertible preferred share was convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each redeemable convertible preferred share was the same as its original issuance price and no adjustments to conversion price have occurred. As of December 31, 2017, each redeemable convertible preferred share was convertible into one ordinary share.

Each Series A Preferred Share should automatically be converted into Ordinary Shares at a 1-to-1 initial conversion ratio immediately upon the closing of a Qualified Initial Public Offering (“Qualified IPO”), and approved by the holders of more than two-thirds of the Series A Preferred Shares. Each Series B Preferred Share should automatically be converted into Ordinary Shares at a 1-to-1 initial conversion ratio immediately upon the closing of a Qualified IPO, and approved by the holders of more than half of the Series B Preferred Shares.

A “Qualified IPO” was defined as the closing of a firm commitment underwritten public offering of the Ordinary Shares (or depositary receipts or depositary shares therefor) in the United States pursuant to an effective registration statement under the United States Securities Act of 1933, as amended, with an offering price per share (net of underwriting commissions and expenses) that reflected the valuation of the Company immediately prior to such offering of at least US$1,000,000,000 and that resulted in gross proceeds to the Company of at least US$100,000,000, or in a public offering of the Ordinary Shares in the Hong Kong S.A.R. or any other jurisdiction which resulted in the Ordinary Shares trading publicly on a recognized international securities exchange so long as the offering price per share (net of underwriting commissions and expenses) satisfied the foregoing pre-offering valuation and gross proceeds requirements, in each case, unless such requirements were waived by the holders of more than two-thirds of the Series A Preferred Shares.

Voting Rights

Each redeemable convertible preferred share should be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. Redeemable convertible preferred share should vote separately as a class with respect to certain specified matters. Otherwise, the holders of redeemable convertible preferred shares, convertible preferred shares and ordinary shares should vote together as a single class.

Dividend Rights

Prior to the issuance of Series B Preferred Shares in March 2018, each holder of Series A Preferred Shares should be entitled to receive dividends payable only when, as and if declared by the majority of the Board, out of any assets at the time legally available therefor, in preference and priority to any declaration or payment of any dividends on Ordinary Shares, Series Seed convertible preferred shares (“Series Seed Preferred Shares”) or any other class or series of shares issued by the Company, and should participate in any subsequent distribution among the Ordinary Shares, Series Seed Preferred Shares and all other classes or series of shares issued by the Company pro rata based on the number of Ordinary Shares held by such holder of Series A Preferred Shares (calculated on an as-converted basis).

Upon the issuance of Series B Preferred Shares and amendment and restatement of Memorandum of Association thereupon in March 2018, each holder of a Series A Preferred Share should be entitled to receive dividends payable only when, as and if declared by the majority of the Board, out of any assets at the time legally available therefor, in preference and priority to any declaration or payment of any dividends on Ordinary Shares, Series Seed Preferred Shares, or any other class or series of shares issued by the Company (other than Series B Preferred Shares), and should participate in any subsequent distribution among the Ordinary Shares, Series Seed Preferred Shares and all other classes or series of shares issued by the Company pro rata based on the number of Ordinary Shares held by such holder of Series A Preferred Shares (calculated on an as-converted basis).

Liquidation Preferences

Prior to the issuance of Series B Preferred Shares in March 2018, in the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, holders of the Series A Preferred Shares should be entitled to receive a per share amount equal to 150% of the original preferred share issue price of the respective series of preferred shares, as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the following sequence: Series A Preferred Shares and Series Seed Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders should be distributed on a pro rata, pari passu basis among the holders of the then outstanding preferred shares (on an as-converted basis), together with the holders of the then outstanding ordinary shares.

Upon the issuance of Series B Preferred Shares and amendment and restatement of Memorandum of Association thereupon in March 2018, in the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, holders of the Series A and Series B Preferred Shares should be entitled to receive a per share amount equal to 150% of the original preferred share issue price of the respective series of preferred shares, as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the following sequence: Series B Preferred Shares, Series A Preferred Shares and Series Seed Preferred Shares. After such liquidation amounts had been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders should be distributed on a pro rata, pari passu basis among the holders of the then outstanding preferred shares (on an as-converted basis), together with the holders of the then outstanding ordinary shares.

With approval from the holders of Series A Preferred Shares and Series B Preferred Shares and waiver of the Qualified IPO from the holders of Series A Preferred Shares, all of the redeemable convertible preferred shares were converted to Class A ordinary shares immediately prior to the completion of the Company’s initial public offering on October 19, 2018.

The Company’s redeemable convertible preferred shares activities consisted of the following:

	Series A-1	Series A-2	Series A-3	Series B
	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares
	Carrying	Carrying	Carrying	Carrying
RMB	amount	amount	amount	amount	Total
Balance as of January 1, 2018	130,684,003	39,205,192	67,955,320	—	237,844,515
Issuance of preferred shares	—	—	181,112,874	161,392,196	342,505,070
Foreign currency translation adjustment	8,090,000	2,427,000	21,651,035	15,544,654	47,712,689
Conversion to Ordinary Shares	(138,774,003)	(41,632,192)	(270,719,229)	(176,936,850)	(628,062,274)
Balance as of December 31, 2018, 2019 and 2020	—	—	—	—	—